A CONSOLIDATED ENTITY	12 Months Ended
Dec. 31, 2023
Consolidated Entity
A CONSOLIDATED ENTITY

NOTE 6 – A CONSOLIDATED ENTITY

On August 29, 2023, the Company closed exchange transactions (the “Exchange”), pursuant to the terms of a stock exchange agreement, entered on July 11, 2023, as amended on July 24, 2023 and August 13, 2023 , by and among the Company, Save Foods Ltd., Yaaran Investments Ltd., an Israeli company (“Yaaran”), and a yet-to-be formed Israeli company (“NewCo”), (the “Exchange Agreement”). The closing conditions for the consummation of the Exchange, required, among other things, the incorporation of NewCo in the State of Israel. On August 29, 2023, NewCo was incorporated under the name of “Nitrousink, Ltd.” and issued the Company 4,200,000 shares, representing 60% of its share capital on a fully diluted pre-closing basis in exchange for 223,008 shares of common stock of the Company, issued to Yaaran on July 27, 2023, which amount represented 19.99% of the Company’s outstanding capital stock as of immediately prior to the Exchange (and 16.66% of the Company’s outstanding capital stock as of immediately following the Exchange). As a result of such, N2OFF became a majority-owned subsidiary of the Company. On February 21, 2024, Nitrousink, Ltd. changed its name to NTWO OFF Ltd. As of December 31, 2023, the company owns 60% of the share capital of NTWO OFF Ltd, Yaaran owns 30%, and the Agricultural Research Organization - Volcani Institute owns 10%. See also note 10(22) below.

As part of the Exchange Agreement, the Company committed to support N2OFF’s commercialization efforts of certain technologies researched and developed (the “License”) together with the Government of Israel on behalf of the State of Israel, represented by the Head of Agricultural Research Organization and the Treasurer of A.R.O., by making available up to $1.2 million in three conditional installments. As of December 31, 2023 the Company paid the first installment in the amount of $400,000, of which $160,000 were recorded as a transaction with non-controlling interests.

At the Exchange date, N2OFF was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”. In addition, it was determined that the License representing IPR&D had no alternative future use and therefore the entire purchase price allocated to the acquired IPR&D in the amount of $1,661,707 was charged to expense at the acquisition date as part of “Research and Development expenses” in the accompanying consolidated statement of operations for the year ended December 31, 2023.